Intangible Assets (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net book value	£ 6,008	£ 2,941
Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	18,717	15,779
Acquisition	3,068	2,938
Balance at end	21,785	18,717
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	15,776	15,773
Amortisation charge	1	3
Balance at end	15,777	15,776
Net book value	6,008	2,941
Intangible assets under development [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	16,316	13,378
Acquisition	3,068	2,938
Balance at end	19,384	16,316
Intangible assets under development [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	13,378	13,378
Amortisation charge
Balance at end	13,378	13,378
Net book value	6,006	2,938
Goodwill [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,291	2,291
Acquisition
Balance at end	2,291	2,291
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,291	2,291
Amortisation charge
Balance at end	2,291	2,291
Net book value
IT And Website Costs [Member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	110	110
Acquisition
Balance at end	110	110
IT And Website Costs [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	107	104
Amortisation charge	1	3
Balance at end	108	107
Net book value	£ 2	£ 3